DERIVATIVE WARRANT LIABILITY - Private placement with GM and Panasonic (Details) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 19, 2025 CAD ($)	Feb. 28, 2024 CAD ($) shares	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 $ / shares	Feb. 28, 2024 USD ($) $ / shares shares
Class of Warrant or Rights [Line Items]
Warrant exercise price | $ / shares							$ 5.7
Transaction costs allocated between liability and equity component | $	$ 2,764				$ 2,764	$ 3,413
Gain on derecognition of warrant liability | $					$ 16,151
GM and Panasonic | Derivative warrant liability
Class of Warrant or Rights [Line Items]
Gain on derecognition of warrant liability			$ 16,151	$ 11,554
GM and Panasonic | Private Placement
Class of Warrant or Rights [Line Items]
Number of shares subscribed		12,500,000
Number of warrants subscribed		12,500,000
Number of shares and warrants issued		25,000,000						25,000,000
Gross proceeds from issuance of shares and warrants		$ 67,900						$ 50,000
Number of shares issued per warrant		1						1
Warrant exercise price | $ / shares								$ 2.38
Liability component of financial instrument		$ 25,800						$ 19,000
Equity component of financial instrument		42,100						$ 31,000
Transaction costs allocated between liability and equity component | $		$ 2,600